Financial Instruments and Fair Value Measurements, Equity securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Proceeds from sale or liquidation of equity securities [Abstract]
Proceeds from sale or liquidation of equity securities	$ 8	$ 335	$ 313
Equity securities [Member]
Derivative [Line Items]
Notional amount	0	9
Fair value	0	9
Proceeds from sale or liquidation of equity securities [Abstract]
Proceeds from sale or liquidation of equity securities	$ 8	$ 335	$ 313